Annual Total Returns (Vanguard Mid-Cap Index Fund - ETF Shares ETF) (Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Annual Total Return
2013	35.15%
2012	15.98%
2011	(1.96%)
2010	25.57%
2009	40.49%
2008	(41.79%)
2007	6.14%
2006	13.69%
2005	14.03%